Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
7. Debt
Debt consisted of the following (in thousands):

	As of September 30, 2021	As of December 31, 2020
PPP loan	$—	$104
Share settlement note	—	50
Cargill Loan	16,293	—
Unamortized deferred financing costs, Cargill Loan	(655)	—
Convertible notes with fair value adjustment ($26,050 thousand in face value)	31,117	—

Total debt	46,755	154
Share settlement note - short term	—	(50)
Convertible notes with fair value adjustment ($26,050 thousand in face value)	(31,117)	—

Long-term debt, less current portion and convertible notes	$15,638	$104

PPP Loan
In April 2020, the Company received loan proceeds in the amount of $104 thousand under the
PPP
. The loans and accrued interest are forgivable after eight weeks as long as the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loans is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months. In June 2021, the Company repaid all outstanding amounts on the PPP loan.

Share Settlement Note
In April 2020, the Company entered into a promissory note with a former shareholder for a principal amount of $80 thousand in connection with the share settlement as discussed in Note 9—Stockholders’ Equity (Deficit) below. The note accrues interest at a rate of 0.91% and is paid in monthly payments of $5 thousand until the maturity date of October 1, 2021. In March 2021, all outstanding amounts were repaid to the former shareholder.
Short-Term Loan
In January 2021, the Company entered into a short-term loan agreement with First Interstate Bank to finance the general working capital for the Company. The loan had a principal balance of $500 thousand, bears interest at 5.25% per annum and matures in April 2021. In April 2021, this loan was repaid in full.
Convertible Notes
During 2021, the Company entered into a series of identical convertible long-term notes with various parties with a maturity date of February 8, 2023 (referred to herein as the “Convertible Notes”). As of September 30, 2021, the combined total principal balance is $26,050 thousand and bears interest at 8% per annum. The Convertible Notes were accounted for at fair value with changes in fair value being recognized under Convertible Notes fair value adjustment within the income statement. The Convertible Notes have a conversion feature that triggers upon the earliest of a qualified equity financing or a qualified SPAC transaction, as defined by the agreement. Under a qualified SPAC transaction, the outstanding principal of the Convertible Notes automatically converts into a number of shares of common stock, at a conversion price equal to value of each share of common stock in the qualified SPAC transaction multiplied by 85%. The Company recognized $1,069 thousand in interest expense in connection with the Convertible Notes for the nine months ended September 30, 2021.
Agreements with Cargill Financial
In March 2021, the Company entered into a loan with Cargill Financial to finance the general working capital for the Company. This loan has a principal balance of up to $10,000 thousand and bears interest at 8% per annum with a maturity date of March 22, 2022. The lender has 25% equity warrant coverage on the loan amount. The warrant to purchase shares entitles the lender to a number of shares totaling 25% of the principal amount of the loan multiplied by 85% of the lowest cash price per share upon the earliest of a qualified equity financing, SPAC transaction, or an acquisition, as defined by the agreement. In September 2021, this loan was repaid in full and the associated warrants are still outstanding.
On September 3, 2021, the Company entered into the Cargill Loan. Under the Cargill Loan, the Company is able to borrow up to $50,000 thousand. The interest rate on the Cargill Loan is 10.5% per annum, with accrued interest on the agreement paid quarterly in arrears on the last business day of each calendar quarter, commencing the last business day of the calendar quarter ending December 31, 2021, and on the maturity date September 3, 2028. A total of $16,293 thousand was outstanding on the Cargill Loan as of September 30, 2021.
On September 3, 2021, the Company also entered into a Credit Agreement with Cargill Financial whereby Cargill Financial agreed to make advances to the Company of up to $150,000 thousand. The interest rate on this loan will be equal to the LIBOR rate plus the Applicable Margin. The maturity date of this loan will be on September 3, 2028. This loan cannot be drawn until the Company closes the SPAC transaction.

6. Debt
Debt as of December 31, 2020 and 2019, consisted of the following (in thousands):

	As of December 31,
	2020	2019
Promissory notes	$—	$2,497
PPP loan	104	—
Share settlement note	50	—

Total debt	154	$2,497

Less: current portion	(50)	—

Long-term debt, less current portion	$104	$2,497

Promissory Notes
In July 2019, the Company entered into two promissory notes with a financial institution in a principal amount of $322 thousand used for Company’s working capital requirement and $2,175 thousand used for construction of the CEA facility in Hamilton, Montana. The notes accrue interest based on the published Federal Home Loan Bank of Des Moines plus a margin of 2.05%. The interest rates on the promissory notes were 4.28% as of December 31, 2019. The notes have maturity dates of January 22, 2027 and July 22, 2029. The notes were settled as part of the financing transaction of the facility with Grow Bitterroot in June 2020. See Note 14—Related Party Transactions for more details.
PPP Loan
In April 2020, the Company received loan proceeds in the amount of $104 thousand under the Paycheck Protection Program (“PPP”). The loans and accrued interest are forgivable after eight weeks, as long as, the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintain its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loans is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months. In June 2021, the Company repaid all outstanding amounts on this loan.

Share Settlement Note
In April 2020, the Company entered into a promissory note with a former stockholder in a principal amount of $80 thousand in connection with the share settlement as discussed in Note 9—Stockholders’ Equity (Deficit), below. The note accrues interest at the rate of 0.91% and is paid in monthly payments of $5 thousand until the maturity date of October 1, 2021. In March 2021, all outstanding amounts were repaid to the former stockholder.